Investor Report
Mercedes-Benz Auto Lease Trust 2019-B
Collection Period Ended

Amounts in USD
31-Mar-2021
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
17
15-Apr-2021
Payment Date
31-Mar-2021
1-Mar-2021
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... 4/15/2021
13-Apr-2021
Record Date
14-Apr-2021
31
15-Apr-2021
15-Mar-2021
30/360 Days
30
15-Mar-2021
15-Apr-2021
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
200,000,000.00
0.000000
0.00
0.00
49,370,381.15
Class A-2 Notes
93.151663
530,000,000.00
0.000000
49,370,381.15
0.00
440,000,000.00
Class A-3 Notes
10.773646
440,000,000.00
0.989226
4,740,404.32
435,259,595.68
109,960,000.00
Class A-4 Notes
0.000000
109,960,000.00
1.000000
0.00
109,960,000.00
599,330,381.15
Total Note Balance
1,279,960,000.00
54,110,785.47
545,219,595.68
Overcollateralization
226,973,883.37
226,973,883.37
Total Securitization Value
1,488,353,333.59
208,393,333.59
present value of lease payments
present value of Base Residual Value
826,304,264.52
772,193,479.05
576,924,256.16
876,183,773.42
612,169,560.17
215,431,922.17
195,269,222.89
610,872,342.35
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
208,393,333.59
14.00%
226,973,883.37
15.25%
Target Overcollateralization Amount
226,973,883.37
15.25%
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.000000
0.00
0.000000
0.00
Class A-2 Notes
2.010000%
0.156029
49,453,076.54
93.307692
82,695.39
Class A-3 Notes
2.000000%
1.666667
5,473,737.65
12.440313
733,333.33
Class A-4 Notes
2.050000%
1.708333
187,848.33
1.708333
187,848.33
$55,114,662.52
Total
1,003,877.05

Investor Report
Mercedes-Benz Auto Lease Trust 2019-B
Collection Period Ended

Amounts in USD
31-Mar-2021
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
19,950,670.67
103,515.62
0.00
0.00
47,503.35
0.00
498.40
20,526,126.78
27,141,758.51
Total Exchange Note Payments
Available Funds ABS Notes
Available 2019-B Collections
67,619,054.36
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,413,935,666.91
751,886,597.84
697,775,812.37
55,401,524.13
55,401,524.13
Subtotal
67,618,555.96
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
1,003,877.05
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
54,110,785.47
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
55,401,524.13
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(2.06%)
688,586.89
0.00
1,290,738.66
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
54,110,785.47
Total Distribution
67,619,054.36
Distributions ABS Notes
Distribution on the Exchange Note
0.00
286,861.61
11,528,943.34

Investor Report
Mercedes-Benz Auto Lease Trust 2019-B
Collection Period Ended

Amounts in USD
31-Mar-2021
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
688,586.89
688,586.89
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,003,877.05
1,003,877.05
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
82,695.39
0.00
82,695.39
thereof on Class A-3 Notes
733,333.33
0.00
733,333.33
thereof on Class A-4 Notes
187,848.33
0.00
187,848.33
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
1,003,877.05
1,003,877.05
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
54,110,785.47
0.00
54,110,785.47
Principal Distribution Amount
54,110,785.47
54,110,785.47
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2019-B
Collection Period Ended

Amounts in USD
31-Mar-2021
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,720,883.33
0.00
3,720,883.33
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
466.80
31.60
31.60
31.60
498.40
3,720,883.33
0.00
Notice to Investors

Investor Report
Mercedes-Benz Auto Lease Trust 2019-B
Collection Period Ended

Amounts in USD
31-Mar-2021
Pool Statistics
Securitization Value end of Collection Period
826,304,264.52
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
51.88%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
34,342
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
772,193,479.05
1,566,411.41
0.00
22,203,544.90
15,899,475.70
14,441,353.46
1,488,353,333.59
22,503
21,225
80.14%
1,019,238,943.26
622,474,338.88
7.71%
7.71%
12.92
25.90
Cumulative Turn-in Ratio
Aggregate Base Residual Value
13.74
24.66
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.39%
39.04%
Delinquency Profile
Delinquency Profile *
0.03%
214,555.17
91-120 Days Delinquent
21,162
38
22
1,454,263.99
769,634,487.46
890,172.43
100.00%
21,225
772,193,479.05
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.67%
Current
0.12%
0.19%
31-60 Days Delinquent
61-90 Days Delinquent
3
Delinquency Trigger
4.747%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.143%

Investor Report
Mercedes-Benz Auto Lease Trust 2019-B
Collection Period Ended

Amounts in USD
31-Mar-2021
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
599,027.57
16
418,650.39
588,797.52
Principal Net Credit Loss / (Gain)
(408,420.34)
18,227,652.31
1,416,250.46
429
13,939,206.32
2,872,195.53
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(0.613)%
(0.072)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
3,301.28
0.095%
0.092%
0.158%
0.075%
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
39,070,404.44
1,262
407,484,598.70
12,681
46,260,936.88
452,109,794.03
(7,190,532.44)
(44,625,195.33)
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
(10.796)%
(7.047)%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
(2.998)%
(3,519.06)
(5.399%)
(6.984%)
(5.009%)